Business Segment Information - Summary of Business Segment Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenues	$ 19,293	$ 17,311	$ 18,757
Revenues from intersegment sales			0
Revenues	19,293	17,311	18,757
Operating profit or loss	1,480	(1,248)	2,482
Income from equity interests in associates and joint ventures	396	94	446
Net financial results	(695)	897	128
Net profit / (loss) before income tax	1,181	(257)	3,056
Income tax	1,212	(1,020)	(822)
Net profit / (loss)	2,393	(1,277)	2,234
Acquisitions of property, plant and equipment	5,600	6,191	4,459
Acquisitions of right-of-use assets	444	404	306
Assets	29,391	25,035	25,912
Depreciation of property, plant and equipment	2,446	3,016	2,551
Amortization of intangible assets	43	37	43
Depreciation of right-of-use assets	270	220	214
Impairment of property, plant and equipment and inventories write-down	87	2,288	123
Operating segments [member] | Upstream [member]
Disclosure of operating segments [line items]
Revenues	50	32	51
Revenues from intersegment sales	8,225	7,211	7,134
Revenues	8,275	7,243	7,185
Operating profit or loss	515	(1,915)	1,306
Acquisitions of property, plant and equipment	4,177	4,717	3,378
Acquisitions of right-of-use assets	211	363	204
Assets	12,795	10,869	11,317
Depreciation of property, plant and equipment	1,809	2,437	1,935
Amortization of intangible assets			0
Depreciation of right-of-use assets	154	131	140
Impairment of property, plant and equipment and inventories write-down	79	2,288	123
Operating segments [member] | Downstream [member]
Disclosure of operating segments [line items]
Revenues	15,813	14,888	16,016
Revenues from intersegment sales	77	100	109
Revenues	15,890	14,988	16,125
Operating profit or loss	1,306	896	1,523
Income from equity interests in associates and joint ventures	45	10	23
Acquisitions of property, plant and equipment	1,151	1,140	837
Acquisitions of right-of-use assets	181	19	102
Assets	10,428	9,916	9,530
Depreciation of property, plant and equipment	492	464	477
Amortization of intangible assets	29	30	29
Depreciation of right-of-use assets	84	71	59
Impairment of property, plant and equipment and inventories write-down	3
Operating segments [member] | Gas and power segment [member]
Disclosure of operating segments [line items]
Revenues	2,618	2,017	2,304
Revenues from intersegment sales	397	357	391
Revenues	3,015	2,374	2,695
Operating profit or loss	146	(3)	90
Income from equity interests in associates and joint ventures	352	84	428
Acquisitions of property, plant and equipment	142	178	78
Acquisitions of right-of-use assets	24	22	0
Assets	3,500	2,282	3,215
Depreciation of property, plant and equipment	54	44	48
Amortization of intangible assets	13	7	12
Depreciation of right-of-use assets	31	19	20
Operating segments [member] | Central Administration and Others [member]
Disclosure of operating segments [line items]
Revenues	812	374	386
Revenues from intersegment sales	1,072	781	779
Revenues	1,884	1,155	1,165
Operating profit or loss	(371)	(282)	(401)
Income from equity interests in associates and joint ventures	(1)	0	(5)
Acquisitions of property, plant and equipment	130	156	166
Acquisitions of right-of-use assets	28
Assets	2,896	2,086	2,018
Depreciation of property, plant and equipment	91	71	91
Amortization of intangible assets	1	0	2
Depreciation of right-of-use assets	1
Impairment of property, plant and equipment and inventories write-down	5
Consolidation Adjustments [member]
Disclosure of operating segments [line items]
Revenues from intersegment sales	(9,771)	(8,449)	(8,413)
Revenues	(9,771)	(8,449)	(8,413)
Operating profit or loss	(116)	56	(36)
Assets	(228)	(118)	(168)
Depreciation of right-of-use assets	$ 0	$ (1)	$ (5)